Subsequent Events	12 Months Ended
Dec. 31, 2025
Disclosure [Abstract]
Subsequent Events
29)	SUBSEQUENT EVENTS
On January 7, 2026, Cemex fully repaid the Peso Bilateral Term Loan in the amount of Ps6,000
(note 18.1).
On February 19, 2026, Cemex completed the issuance of its long-term notes (certificados bursátiles de largo plazo) for an aggregate principal amount of Ps5,500, with a 5 year tenor at a floating annual interest rate of TIIE de Fondeo plus 0.70%. The notes are guaranteed by Cemex Concretos, S.A. de C.V., Cemex Operaciones México, S.A. de C.V., Cemex Corp. and Cemex Innovation Holding Ltd. The net proceeds from this issuance were used for general corporate purposes, including debt repayment.

On March 1
1,
 2026, Cemex entered into an agreement with the Holcim Group for the divestment of certain assets in Colombia for a purchase price of $485, subject to customary closing conditions, including regulatory approvals.
On March 19, 2026, Cemex repaid at maturity €400 of its 3.125% Senior Secured Notes due 2026 (note 18.1)
On March 26, 2026, stockholders at the general ordinary shareholders’ meeting of Cemex, S.A.B. de C.V. approved: (a) the payment of a cash dividend for a total of $180 in four equal quarterly installments beginning in June 2026 and finalizing in March 2027; (b) setting the amount of $500 or its equivalent in Pesos as the maximum amount that during fiscal year 2026, and until the ordinary general shareholders’ meeting of Cemex, S.A.B. de C.V. is held in 2027
, Cemex, S.A.B. de C.V. may use for the acquisition of its own shares or securities representing such shares; and (c) the appointment of the members of the Board of Directors, the Audit Committee, the Corporate Practices and Finance Committee and, the Sustainability, Climate Action, Social Impact and Diversity Committee.
On March 31, 2026, the Company completed the acquisition of all assets of Omega Products International, a stucco manufacturer in the western United States, for a total consideration of $
190
.
The accompanying consolidated financial statements were authorized for issuance in the Company’s annual report on Form 20-F, by the Chief Executive Officer of Cemex, S.A.B. de C.V. on April 24, 2026, hereby updated for subsequent events, to be filed with the United States Securities and Exchange Commission.